Lease- Summary of Lease Cost (Detail) - Douyu [Member] - CNY (¥)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating lease expense	¥ 20,925,309
Short-term lease expense	3,889,493
Total lease expense	¥ 24,814,802	¥ 21,269,358,000